UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


             805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
             -----------------------------------------------------
        (Address of principal executive offices)         (Zip code)


                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450,
                             Cincinnati, Ohio 45246
    ------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------

                  Date of fiscal year end: February 28, 2007
                                           --------------------


                    Date of reporting period: August 31, 2006
                                              ---------------

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2006 (As Restated.)







                                                   CM Advisers Fixed Income Fund
                                                                 August 31, 2006
                                                                     (Unaudited)






CM Advisers
Family of Funds














This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

________________________________________________________________________________
Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. Investment in the Fund is also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk, credit risk, corporate debt securities risk, junk bonds or lower-rated securities risk, income risk, maturity risk, concentration risk, foreign bond risk, emerging countries risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.
________________________________________________________________________________
Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about October 30, 2006.


For More Information on Your CM Advisers Mutual Funds:

                 See Our Web site @ www.centman.com
                          or
                 Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

FUND EXPENSES
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees, distribution (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning               Ending
CM Advisers Fixed Income Fund              Account Value          Account Value       Expenses Paid
Expense Example                           March 24, 2006         August 31, 2006      During Period**
--------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00              $1,058.00             $6.81
--------------------------------------------------------------------------------------------------------
                                             Beginning               Ending
                                           Account Value          Account Value       Expenses Paid
                                          March 24, 2006         August 31, 2006      During Period***
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000.00              $1,017.64             $7.63
--------------------------------------------------------------------------------------------------------

**Actual expenses are based on expenses incurred during the period from March 24, 2006 to August 31, 2006. The CM Advisers Fixed Income Fund's annualized expense ratio is 1.50%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account over the period, multiplied by 161 and divided by 365 (to reflect the period since the Initial Date of Public Investment.)
***Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending August 31, 2006).

CM ADVISERS FIXED INCOME FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006 (As Restated. See Note 7.)
__________________________________________________________________
                                         Shares or   Market Value
                                         Principal     (Note 1)
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 91.14%

     U.S. Treasury Bill
        4.610%*, 09/21/2006             $ 290,000     $   289,198
     U.S. Treasury Strip Principal
        6.250%, 05/15/2030              6,700,000       2,111,914
                                                  ----------------
Total U.S. Government Obligations
        (Cost $2,289,533)                               2,401,112
                                                  ----------------

MONEY MARKET FUND - 8.21%
     Evergreen Institutional Treasury
        Money Market Fund
        (Cost $216,312)                   216,312         216,312
                                                  ----------------

Total Investments
        (Cost $2,505,845) - 99.35%                    $ 2,617,424
Other Assets less Liabilities - 0.65%                      17,090
                                                  ----------------

Net Assets - 100.00%                                  $ 2,634,514
                                                  ================

*   Effective interest rate.

Summary of Investments by Industry
                                          % of Net        Market
Industry                                   Assets         Value
------------------------------------------------------------------
Money Market Fund                           8.21%    $   216,312
U.S. Government Obligations                91.14%      2,401,112
------------------------------------------------------------------
Total                                      99.35%    $ 2,617,424

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Statement of Assets and Liabilities (As Restated. See Note 7.)
(Unaudited)

                                                                                         CM Advisers
As of August 31, 2006                                                                 Fixed Income Fund
_______________________________________________________________________________________________________

Assets:
      Investments, at cost .......................................................        $  2,505,845
                                                                                      ----------------
      Investments, at value (note 1) .............................................        $  2,617,424
      Receivables:
          Dividends and interest .................................................                 808
      Prepaid expenses ...........................................................              23,816
      Due from affiliates:
          Adviser (note 2) .......................................................              12,212
                                                                                      ----------------
      Total Assets ...............................................................           2,654,260
                                                                                      ----------------
Liabilities:
      Accrued expenses ...........................................................              19,746
                                                                                      ----------------
      Total Liabilities ..........................................................              19,746
                                                                                      ----------------
Net Assets .......................................................................        $  2,634,514
                                                                                      ================
Net Assets Consist of:
      Capital (par value and paid in surplus) ....................................           2,491,404
      Accumulated net investment income ..........................................              32,306
      Accumulated net realized losses on investments .............................                (775)
      Net unrealized appreciation in investments .................................             111,579
                                                                                      ----------------
      Total Net Assets ...........................................................        $  2,634,514
                                                                                      ================
      Shares Outstanding, $0.001 par value (unlimited authorized shares) .........             248,897
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share .....        $      10.58


See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Statement of Operations (As Restated. See Note 7.)
(Unaudited)

                                                                     CM Advisers
                                                                  Fixed Income Fund (a)
_______________________________________________________________________________________

Investment Income:
     Interest ....................................................   $       43,818
     Dividends ...................................................            2,943
                                                                     --------------
     Total Income ................................................           46,761
                                                                     --------------
Expenses:
     Advisory fees (note 2) ......................................            4,818
     Administration fees (note 2) ................................            1,445
     Transfer agent fees (note 2) ................................            7,500
     Registration and filing administration fees (note 2) ........            3,370
     Fund accounting fees (note 2) ...............................           11,928
     Compliance services fees (note 2) ...........................            3,354
     Custody fees (note 2) .......................................            1,516
     Distribution and service fees (note 3) ......................            4,336
     Other accounting fees (note 2) ..............................            8,877
     Legal fees ..................................................            6,617
     Audit and tax preparation fees ..............................            6,176
     Registration and filing expenses ............................           11,066
     Shareholder servicing expenses ..............................            2,206
     Printing expenses ...........................................            1,765
     Trustees' fees and meeting expenses .........................            6,617
     Securities pricing fees .....................................            4,411
     Other operating expenses ....................................            5,294
                                                                     --------------
     Total Expenses ..............................................           91,296
                                                                     --------------
     Expenses reimbursed by Adviser (note 2) .....................          (67,687)
     Advisory fees waived (note 2) ...............................           (4,818)
     Distribution and service fees waived (note 3) ...............           (4,336)
                                                                     --------------
     Net Expenses ................................................           14,455
                                                                     --------------
Net Investment Income ............................................           32,306
                                                                     --------------
Net Realized and Unrealized Gain from Investments:
     Net realized losses from investment transactions ............             (775)
     Change in unrealized appreciation on investments ............          111,579
                                                                     --------------
Net Realized and Unrealized Gain on Investments ..................          110,804
                                                                     --------------
Net Increase in Net Assets Resulting from Operations .............   $      143,110
                                                                     ==============

(a) For the period from March 24, 2006 (Date of Initial Public Investment) to August 31, 2006.

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Statement of Changes in Net Assets (As Restated. See Note 7.)

For the period from March 24, 2006 (Date of Initial Public Investment)           CM Advisers
to August 31, 2006 (a)                                                     Fixed Income Fund
_____________________________________________________________________________________________

Operations:
     Net investment income ..............................................      $      32,306
     Net realized loss from investment transactions .....................               (775)
     Change in unrealized appreciation on investments ...................            111,579
                                                                               -------------
 Net Increase in Net Assets Resulting from Operations ...................            143,110
                                                                               -------------
Capital Share Transactions: (note 6)
     Shares sold ........................................................          2,491,404
                                                                               -------------
 Increase from Capital Share Transactions ...............................          2,491,404
                                                                               -------------
 Net Increase in Net Assets .............................................          2,634,514

 Net Assets:
     Beginning of Period ................................................                 --
                                                                               -------------
     End of Period ......................................................      $   2,634,514
                                                                               =============
Accumulated Net Investment Income .......................................      $      32,306

(a) Unaudited.

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Financial Highlights (As Restated. See Note 7.)

For a share outstanding during the                                                                  CM Advisers
period from March 24, 2006 (Date of Initial Public Investment) to August 31, 2006 (a)         Fixed Income Fund
________________________________________________________________________________________________________________
Net Asset Value, Beginning of period ....................................................        $   10.00
                                                                                                 ---------
Income from Investment Operations:
      Net investment income .............................................................             0.13
      Net realized and unrealized gain on securities ....................................             0.45
                                                                                                 ---------
Total from Investment Operations ........................................................             0.58
                                                                                                 ---------
Net Asset Value, End of period ..........................................................        $   10.58
                                                                                                 =========
Total Return ............................................................................             5.80%
Net Assets, End of Period (in thousands) ................................................        $   2,635
Average Net Assets for the Period (in thousands) ........................................        $   2,226
Ratio of Gross Expenses to Average Net Assets (b) .......................................             9.47% (c)
Ratio of Net Expenses to Average Net Assets (b) .........................................             1.50% (c)
Ratio of Net Investment
      Income to Average Net Assets ......................................................             3.36% (c)
Portfolio Turnover Rate .................................................................             0.00%

(a) Unaudited.
(b) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursments (net expense ratio).
(c) Annualized.

See Notes to Financial Statements

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

_____________________________________________________________________________________________________________________________
1. Organization and Significant Accounting Policies             Investment Transactions and Investment Income
                                                                Investment  transactions  are  accounted  for as of the date
The CM Advisers  Fixed  Income Fund (the "Fund") is a series    purchased or sold (trade date).  Dividend income is recorded
fund.  The Fund is part of the CM  Advisers  Family of Funds    on the  ex-dividend  date.  Certain  dividends  from foreign
(the "Trust"),  which was organized as a Delaware  Statutory    securities will be recorded as soon as the Trust is informed
Trust and is registered under the Investment  Company Act of    of the dividend if such  information is obtained  subsequent
1940, (the "Act"), as amended,  as an open-ended  management    to the ex-dividend date.  Interest income is recorded on the
investment company.                                             accrual  basis and includes  amortization  of discounts  and premiums.  Gains and losses are determined on the identified
The  Fund  commenced  operations  on  March  24,  2006.  The    cost basis,  which is the same basis used for federal income
investment  objective  is to seek to  preserve  capital  and    tax purposes.
maximize  total return using fixed  income  securities.  The
Fund will primarily seek to purchase U.S. dollar denominated    Expenses
fixed income securities that the Fund's investment  adviser,    The Fund bears expenses incurred  specifically on its behalf
Van Den Berg  Management,  Inc.  d/b/a CM Fund Advisers (the    as well as a portion of general  trust  expenses,  which are
"Adviser"), believes are undervalued.                           allocated  according  to methods  approved  annually  by the
                                                                Trustees.
The following  accounting  policies  have been  consistently
followed by the Fund and is in  conformity  with  accounting    Dividend Distributions
principles  generally  accepted  in  the  United  States  of    The Fund  may  declare  and  distribute  dividends  from net
America in the investment company industry.                     investment  income  (if  any) at the  end of  each  calendar quarter.  Distributions  from  capital  gains  (if  any) are
Investment Valuation                                            generally declared and distributed annually.
The Fund's  investments  in securities are carried at market
value.  Securities  listed  on an  exchange  or  quoted on a    Estimates
national market system are valued at the last sales price as    The  preparation of financial  statements in conformity with
of 4:00 p.m. Eastern Time.  Securities  traded in the NASDAQ    accounting  principles  generally  accepted  in  the  United
over-the-counter  market are generally  valued at the NASDAQ    States of America requires  management to make estimates and
Official  Closing  Price.  Other  securities  traded  in the    assumptions  that affect the amount of assets,  liabilities,
over-the-counter  market and listed  securities for which no    expenses and revenues reported in the financial  statements.
sale was reported on that date are valued at the most recent    Actual results could differ from those estimates.
bid price.  Securities  and assets for which  representative
market  quotations are not readily  available  (e.g., if the    Fees on Redemptions
exchange  on which the  portfolio  security  is  principally    The Fund  charges a  redemption  fee of 1.00% of the  amount
traded  closes  early  or  if  trading  of  the   particular    redeemed  on  redemptions  of the  Fund's  shares  occurring
portfolio  security  is halted  during  the day and does not    within one year  following the issuance of such shares.  The
resume prior to the Fund's net asset value  calculation)  or    Redemption  Fee is  not a fee  to  finance  sales  or  sales
which cannot be  accurately  valued using the Fund's  normal    promotion  expenses,  but is paid to the Fund to defray  the
pricing procedures are valued at fair value as determined in    costs of liquidating an investor and discouraging short-term
good  faith  under  policies  approved  by the  Trustees.  A    trading of Fund shares. No Redemption Fee will be imposed on
portfolio  security's "fair value" price may differ from the    the redemption of shares  representing  dividends or capital
price next available for that  portfolio  security using the    gain  distributions,  or  on  amounts  representing  capital
Fund's   normal   pricing   procedures.   Instruments   with    appreciation of shares.
maturities of 60 days or less are valued at amortized  cost,
which approximates market value.                                Federal Income Taxes
                                                                No   provision   for  income   taxes  is   included  in  the
                                                                accompanying  financial  statements,  as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the
                                                                Internal  Revenue Code  applicable  to regulated  investment companies.

                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

_____________________________________________________________________________________________________________________________
Indemnifications                                                daily net  assets of the Fund for the period  ending  August
Under the Fund's organizational  documents, its officers and    31, 2006. The Adviser has voluntarily waived additional fees
Trustees are indemnified against certain liabilities arising    so that the Expense  Ratio is not more than 1.50% of average
out of the  performance  of their  duties  to the  Fund.  In    daily net  assets  for the Fund.  There can be no  assurance
addition, in the normal course of business, the Fund entered    that  the  Expense  Limitation  Agreement  or the  voluntary
into  contracts  with its  vendors and  others  that provide    waiver will  continue in the  future.  For the period  ended
for general  indemnifications.  The Fund's maximum  exposure    August 31,  2006,  the  advisory  fees  waived and  expenses
under these  arrangements is unknown,  as this would involve    reimbursed  were $4,818 and $67,687,  respectively,  for the
future  claims that may be made  against the Fund.  The Fund    Fund.
expects that risk of loss to be remote.
                                                                Administrator
2. Transactions with Affiliates                                 The Fund pays a monthly administration fee to The Nottingham
                                                                Company ("the  Administrator")  based upon the average daily
Adviser                                                         net assets of the Fund and calculated at the annual rates as
The Fund pays a monthly  advisory  fee to the Adviser  based    shown  in the  following  schedule  which  is  subject  to a
upon the average daily net assets of the Fund and calculated    minimum of $2,000 per month. The Administrator also receives
at the annual rate of 0.50%.  The Adviser has entered into a    a fee to  procure  and  pay  the  custodian  for  the  Fund,
contractual  agreement (the "Expense Limitation  Agreement")    additional    compensation    for   Fund    accounting   and
with the Fund  under  which it has agreed to waive or reduce    recordkeeping  services,  and  additional  compensation  for
their  fees and to assume  other  expenses  of the Fund,  if    certain  costs   involved   with  the  daily   valuation  of
necessary,  in  an  amount  that  limits  the  Fund's  total    securities and as reimbursement for out-of-pocket  expenses.
operating expenses (exclusive of interest,  taxes, brokerage    A breakdown of these is provided in the following schedule.
fees and commissions,  extraordinary expenses, and payments, if any,  under a Rule 12b-1  Plan) to not more than 1.50% of the average

____________________________________________________________________________________________________________________________________
       Administration Fees*                       Custody Fees*             Fund              Fund Accounting
------------------------------------      ---------------------------    Accounting             Asset Based             Blue Sky
       Average            Annual           Average           Annual         Fees         Average Net     Annual      Administration
      Net Assets            Rate          Net Assets          Rate        (monthly)        Assets         Rate        Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
     First $50 million    0.150%       First $100 million    0.020%        $2,250        All Assets       0.01%      $150 per state
      Next $50 million    0.125%        Over $100 million    0.009%
      Next $50 million    0.100%
     Over $150 million    0.075%
____________________________________________________________________________________________________________________________________
*Minimum monthly fees of $2,000 and $400 for  Administration and Custody, respectively.

Compliance Services                                             its  services  based  upon  $15 per  shareholder  per  year,
The  Nottingham  Compliance  Services,  LLC,  a fully  owned    subject to a minimum fee of $1,500 per month.
affiliate of The Nottingham Company, provides services which
assists the Trust's Chief  Compliance  Officer in monitoring    Distributor
and  testing the  policies  and  procedures  of the Trust in    Capital  Investment Group, Inc. (the Distributor)  serves as
conjunction  with  requirements  under  Rule  38a-1  of  the    the  Fund's  principal  underwriter  and  distributor.   The
Securities and Exchange Commission. It receives compensation    Distributor   receives  $5,000  per  year  paid  in  monthly
for this service at an annual rate of $7,750.                   installments for services provided and expenses assumed.

Transfer Agent                                                  Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.
North Carolina Shareholder Services,  LLC ("Transfer Agent")
serves  as  transfer,   dividend  paying,   and  shareholder
servicing agent for the Fund. It receives  compensation for

                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)

_____________________________________________________________________________________________________________________________
3. Distribution and Service Fees                                5. Federal Income Tax

The  Trustees,  including a majority of the Trustees who are    The aggregate  cost of  investments  and the  composition of
not "interested persons" of the Trust as defined in the Act,    unrealized   appreciation  and  depreciation  of  investment
adopted a  distribution  plan  with  respect  to all  shares    securities  for federal income tax purposes as of August 31,
pursuant to Rule 12b-1 of the Act (the  "Plan").  Rule 12b-1    2006 are noted in Table 1.
regulates the manner in which a regulated investment company
may assume costs of distributing  and promoting the sales of    -------------------------------------------------------------
its shares and servicing of its  shareholder  accounts.  The    Table 1
Plan provides that the Fund may incur certain  costs,  which                                          Aggregate Gross
may not exceed  0.45% for each year  elapsed  subsequent  to                                            Unrealized
adoption  of the Plan,  for payment to the  distributor  and                                    ----------------------------
others  for  items  such as  advertising  expenses,  selling                       Federal Tax
expenses,  commissions,  travel or other expenses reasonably    Fund                   Cost     Appreciation    Depreciation
intended  to  result  in sales  of  shares  of the  Funds or    -------------------------------------------------------------
support servicing of shareholder accounts.  Distribution and    CM Advisers Fixed  $  2,505,845   $   111,579            --
service  fees were  incurred  and  waived  in the  amount of    Income Fund
$4,336 for the Fund for the period ended August 31, 2006.       -------------------------------------------------------------

4. Purchases and Sales of Investment Securities                 The  amount  of  dividends   and   distributions   from  net
                                                                investment   income  and  net  realized  capital  gains  are
For the period ended August 31, 2006 the  aggregate  cost of    determined in accordance with federal income tax regulations
purchases and proceeds  from sales of investment  securities    which  may  differ  from  accounting   principles  generally
(excluding short-term securities) were as follows:              accepted in the United States of America.  These differences are  due to  differing  treatments  for  items  such  as net
------------------------------------------------------------    short-term  gains,   deferral  of  wash  sale  losses,   net
                                               Proceeds from    investment losses and capital loss carry-forwards. Permanent
                             Purchases of           Sales of    differences   such  as  tax   returns  of  capital  and  net
Fund                          Securities          Securities    investment  losses,  if any, would be  reclassified  against
------------------------------------------------------------    capital.
CM Advisers Fixed
Income Fund                  $         -         $         -
------------------------------------------------------------
------------------------------------------------------------
                             Purchases of
                                  U.S.         Sales of U.S.
Fund                          Obligations      Obligations
------------------------------------------------------------
CM Advisers Fixed
Income Fund                  $ 1,970,237         $         -
------------------------------------------------------------

                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Notes to Financial Statements (Unaudited)
_______________________________________________________________________________
6. Capital Share Transactions
_______________________________________________________________________________
                                                           CM Advisers Fixed
                                                               Income Fund
                                                               -----------
                                                                August 31,
For the period ended:                                              2006
-------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                                 248,897
                                                              -------------
Net Increase in Capital Shares                                     248,897
                                                              -------------
Shares Outstanding, Beginning of Period                                 -
                                                              -------------
Shares Outstanding, End of Period                                  248,897
_______________________________________________________________________________

7.  Restatement Information

Subsequent to the issuance of its August 31, 2006 financial statements, the Fund determined that it did not properly accrete discounts on United States Treasury Stripped Securities using the interest method. Accordingly, the Fund has restated the Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2006, the Statement of Operations for the period then ended, the Statement of Changes in Net Assets for the period ended August 31, 2006 and certain financial highlights for the period ended August 31, 2006. The effects of the restatement were to reduce income earned with an offsetting change in the change in unrealized appreciation on investments. Net assets, net asset value per share and total return were unaffected by the restatement.

------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         PREVIOUSLY
AUGUST 31, 2006 (UNAUDITED)                                  REPORTED           RESTATED
------------------------------------------------------------------------------------------
Investments in securities, at cost ......................  $  2,535,628      $   2,505,845
Accumulated net investment income .......................  $     62,089      $      32,036
Net unrealized appreciation on investments ..............  $     81,796      $     111,579

------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                     PREVIOUSLY
FOR THE PERIOD ENDED AUGUST 31, 2006 (UNAUDITED)             REPORTED           RESTATED
------------------------------------------------------------------------------------------
Interest income .........................................  $     73,601      $      43,818
Total investment income .................................  $     76,544      $      46,761
Net investment income ...................................  $     62,089      $      32,306
Net change in unrealized appreciation/depreciation
 on investments .........................................  $     81,796      $     111,579
Net realized and unrealized gains on investments ........  $     81,021      $     110,804

------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                           PREVIOUSLY
PERIOD ENDED AUGUST 31, 2006 (UNAUDITED)                      REPORTED          RESTATED
------------------------------------------------------------------------------------------
Net investment income ...................................  $    62,089       $     32,306
Net change in unrealized appreciation/depreciation
 on investments .........................................  $    81,796       $    111,579
Accumulated net investment income .......................  $    62,089       $     32,306

------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         PREVIOUSLY
FOR THE PERIOD ENDED AUGUST 31, 2006 (UNAUDITED)              REPORTED          RESTATED
------------------------------------------------------------------------------------------
Net investment income ...................................  $       0.25      $        0.13
Net realized and unrealized gains on investments ........  $       0.33      $        0.45
Ratio of net investment income to average net assets ....          6.45%             3.36%

------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS

Additional Information (Unaudited)

_____________________________________________________________________________________________________________________________

1. Approval of Investment Advisory Agreement                    In considering the investment  management  capabilities  and
                                                                experience   of  the  Adviser,   the  Board   evaluated  the
The Adviser supervises the Fund's investments pursuant to an    investment   management   experience  of  the  Adviser.   In
Investment Advisory  Agreement.  The Board of Trustees of CM    particular, the Adviser described to the Board the Adviser's
Advisers Family of Funds unanimously approved the Investment    experience  managing  fixed  income  portfolios,  including,
Advisory   Agreement  for  an  initial  two-year  period  on    without  limitation,  comparisons  of historical  investment
February 17,  2006.  In  considering  whether to approve the    performance to relevant benchmark indices where appropriate.
Investment  Advisory  Agreement,   the  Board  reviewed  and    The  Board   discussed   with  the  Adviser  the  investment
considered such  information as the Board deemed  reasonably    objective and strategy for the Fund and the Adviser's  plans
necessary, including the following material factors: (i) the    for implementing the investment strategy for the Fund. After
nature  and  scope of the  services  to be  provided  by the    also  considering the Adviser's  capabilities and experience
Adviser  to  the  Fund;   (ii)  the  investment   management    managing  the  current  series  of  the  Trust,   the  Board
capabilities and experience of the Adviser,  (iii) the costs    determined that the Adviser would be an appropriate  manager
of the services to be provided and profits to be realized by    for the Fund.
the Adviser and its affiliates  from the  relationship  with
the Fund;  (iv) the extent to which economics of scale would    In considering  the costs of the services to be provided and
be  realized  as the Fund  grows and  whether  advisory  fee    profits to be realized  by the  Advisor  and its  affiliates
levels  reflect these  economies of scale for the benefit of    from the relationship  with the Fund, the Board examined and
the Fund's investors;  (v) the Adviser's practices regarding    evaluated the fee  arrangements  between the Adviser and the
brokerage and portfolio transactions; and (vi) the Adviser's    Fund under the proposed Investment  Advisory Agreement.  The
possible conflicts of interest.                                 Board  considered  the Adviser's  staffing,  personnel,  and methods of operating; the financial condition of the Adviser
To  aid  it  in  its  review,  the  Board  reviewed  various    and the level of  commitment  to the Fund and the Adviser by
informational   materials  including,   without  limitation,    the principals of the Adviser; the projected asset levels of
copies of the  Investment  Advisory  Agreement  and  Expense    the Fund;  the  Adviser's  payment of startup  costs for the
Limitation  Agreement  for the Fund; a  memorandum  from the    Fund;  and the  overall  expenses  of the  Fund.  The  Board
Adviser  to  the  Board  containing  information  about  the    reviewed the Fund's proposed  Expense  Limitation  Agreement
Adviser,  its business,  its finances,  its  personnel,  its    with the Adviser and noted the benefit  that would result to
services  to  the  Fund,  and   comparative   expense  ratio    the Fund from the  Adviser's  likely  waiver of a portion of
information  for other mutual funds with a strategy  similar    its  management  fees  for a  period  of time  based  on the
to the Fund; and a memorandum from  Kilpatrick  Stockton LLP    projected  asset  levels of the Fund.  The Board  considered
(counsel to the Trust) to the Board regarding considerations    that for the past three  fiscal years the Adviser had waived
relevant to a review of  investment  advisory  contracts  by    a greater portion of its fees than necessary for the current
investment company trustees.                                    series  of the  Trust  and that the  Fund  was  planning  to initially  not  collect  the 12b-1 fees  under the  proposed
In  considering  the nature and scope of the  services to be    12b-1 Plan.
provided by the Adviser to the Fund,  the Board reviewed the
responsibilities  the Adviser  would have under the proposed    In addition, the Board considered potential benefits for the
Investment Advisory Agreement. The Board also considered the    Adviser in managing  the Fund,  including  promotion  of the
administrative  services  that the Adviser  would provide to    Adviser's  name,  the ability for the Adviser to place small
the Fund, its proposed  efforts  during the Fund's  start-up    accounts into the Fund, and the potential for the Adviser to
phase,  its  coordination of services for the Fund among the    generate  soft dollars from Fund trades that may benefit the
Fund's  service  providers,  its  compliance  procedures and    Adviser's  clients  other  than the  Fund.  The  Board  then
practices,  and its proposed efforts to promote the Fund and    compared the fee  arrangements  of the Fund  (including  the
assist  in  its  distribution.   The  Board  considered  the    management fee and expense ratio) to other funds  comparable
services  already provided by the Adviser to the CM Advisers    in  terms  of the type of  fund,  the  style  of  investment
Fund,  another  series  of the  Trust,  as well as  services    management,  the size of the  fund,  and the  nature  of the
provided in connection  with the  organization  of the Fund.    investment  strategy  and markets  invested  in, among other
The Board  also  noted  that the  Trust's  chief  compliance    factors. The Board determined that, while the Fund's maximum
officer,   principal   executive   officer,   and  principal    management fee was higher than most of the comparable funds,
financial  officer  are  employees  of the Adviser and would    the Fund's net expense ratio after contractual and voluntary
serve the Trust  without  additional  compensation  from the    waivers and  reimbursements  would likely be lower than some
Fund. After reviewing the foregoing  information and further    of the  comparable  funds and higher than others.  Following
information  in  the  memorandum  from  the  Adviser  (e.g.,    this   comparison   and  upon  further   consideration   and
descriptions  of the  Adviser's  business and the  Adviser's    discussion of the  foregoing,  the Board  concluded that the
Form ADV), the Board  concluded that the nature and scope of    fees to be paid to the  Adviser  by the Fund  were  fair and
the  services  would be  satisfactory  and  adequate for the    reasonable.
Fund.
                                                                                                                 (Continued)

CM ADVISERS FAMILY OF FUNDS

Additional Information (Unaudited)

_____________________________________________________________________________________________________________________________
In considering  the extent to which economies of scale would    2. Proxy Voting Policies and Voting Record
be realized as the Fund grows and whether the  advisory  fee
levels  reflect these  economies of scale for the benefit of    A copy of the Trust's Proxy Voting and Disclosure Policy and
the Fund's  investors,  the Board considered that the Fund's    the  Advisor's  Proxy  Voting  and  Disclosure   Policy  are
fee arrangements with the Adviser involve the management fee    included as Appendix B to the Fund's Statement of Additional
and the proposed  Expense  Limitation  Agreement.  The Board    Information and is available,  without charge, upon request,
determined  that,  while the management fee would remain the    by calling  1-800-773-3863.  Information  regarding  how the
same at all asset levels, the Fund would experience benefits    Fund voted  proxies relating to portfolio  securities during
from its proposed Expense  Limitation  Agreement,  and would    the most  recent  12-month  period  ended  June 30,  2006 is
continue  to do so until the Fund's  assets  grow to a level    available (1) without charge,  upon request,  by calling the
where the Adviser begins receiving its full fee. Thereafter,    Funds at the  number  above and (2) on the SEC's  website at
the Board noted that the Fund would  benefit from  economies    http://www.sec.gov.
of scale under its agreements  with service  providers other
than the Adviser. Following further discussion of the Fund's    3. Quarterly Portfolio Holdings
projected asset levels,  expectations for growth, and levels
of  fees,   the  Board   determined   that  the  Fund's  fee    The  Fund  files a complete  schedule of  portfolio holdings
arrangements with the Adviser would provide benefits through    with the SEC for the first and third quarters of each fiscal
the proposed Expense  Limitation  Agreement and that, at the    year on Form N-Q.  The Fund's Forms N-Q are available on the
Fund's  projected asset levels for the next year, the Fund's    SEC's website at http://www.sec.gov. You may review and make
arrangements with the Adviser were fair and reasonable.         copies at the SEC's  Public  Reference  Room in  Washington,
                                                                D.C. You may also obtain  copies after paying a  duplicating
In considering the Adviser's  practices  regarding brokerage    fee  by  writing  the  SEC's   Public   Reference   Section,
and  portfolio   transactions,   the  Board  considered  the    Washington,  D.C.  20549-0102  or by  electronic  request to
Adviser's  standards,  and  performance  in utilizing  those    publicinfo@sec.gov,  or is available  without  charge,  upon
standards,  in seeking  best  execution  for Fund  portfolio    request, by  calling the Fund at 1-888-859-5856. Information
transactions,  including the use of alternative markets. The    on  the  operation  of  the  Public  Reference  Room  may be
Board  noted  that  the  Fund's   fixed   income   portfolio    obtained by calling the SEC at 202-942-8090.
transactions   would  normally  be  principal   transactions
executed in  over-the-counter  markets on a "net" basis. The
Board also  considered the  anticipated  portfolio  turnover rate for the Fund; the process by which evaluations would be made of the overall  reasonableness of any commissions paid;
the  method  and  basis for  selecting  and  evaluating  the broker-dealers used; any anticipated allocation of portfolio business to persons  affiliated  with the  Adviser;  and the extent to which the Fund would allocate  portfolio  business to  broker-dealers  who provide  research,  statistical,  or other services  ("soft  dollars").  After further review and
discussion,   the  Board   determined   that  the  Adviser's
practices  regarding  brokerage and  portfolio  transactions were satisfactory.

In considering the Adviser's possible conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel that would be assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser's code of ethics. Following further consideration and discussion, the Board found the Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the independent members of the Board of Trustees, approved the Investment Advisory
Agreement.

                    (This page was intentionally left blank)

CM Advisers Fixed Income Fund
a series of the
CM Advisers Family of Funds







                                              For Investment Advisor Inquiries:


                                              Van Den Berg Management, Inc.
                                              (d/b/a CM Fund Advisers)
                                              805 Las Cimas Parkway, Suite 430
                                              Austin, Texas  78746

                                              Toll-Free Telephone:

                                              1-888-859-5856

                                              World Wide Web @:

                                              centman.com

Item 2. CODE OF ETHICS.


       Not required



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


       Not required



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


       Not required



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


       Not applicable



Item 6. SCHEDULE OF INVESTMENTS.


       A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


       Not applicable



Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


       Not applicable



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


      Not applicable



Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


      The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer (the "PEO") and principal financial officer (the "PFO") have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively.

      The PEO and PFO have based their conclusion regarding the effectiveness of registrant's disclosure controls and procedures on, among other things, the adoption of additional controls and procedures by the registrant and the registrant's administrator relating to the recording and monitoring of the accretion of discount on United States Treasury Stripped Securities ("Treasury Stripped Securities"). Subsequent to the initial filing of this report on November 6, 2006 and prior to their evaluation of the registrant's disclosure controls and procedures for this report, the PEO and PFO became aware that the registrant had used a straight line method for discount accretion on Treasury Stripped Securities, rather than using the appropriate interest method for accreting discounts on Treasury Stripped Securities. Upon a review of the registrant's records, it appeared that the registrant through its investment adviser had received incorrect advice from the registrant's former administrator regarding the appropriate method to be used for accreting discounts on Treasury Stripped Securities. As a result the registrant's Treasury Stripped Securities investments were set up by the registrant's former administrator using the incorrect accretion method. In addition, the controls and procedures of the registrant's current administrator did not detect and correct the error. While the use of the incorrect accretion method had no impact on the net assets, net asset value per share or the total return of either the CM Advisers Fund (the "Advisers Fund") or the CM Advisers Fixed Income Fund (the "Fixed Income Fund"), this control deficiency was nevertheless determined to be a material weakness since it resulted in an overstatement of income and understatement of appreciation and/or net realized capital gains. Accordingly, the registrant worked with the registrant's administrator to ensure that the administrator adopted additional controls and procedures in connection with its security set-up and periodic review process so that the registrant's security master file uses proper methods for accretion of discounts on Treasury Stripped Securities and similar type securities, and that the registrant adopted additional controls and procedures to monitor the same.

      Following a review of the impact of the use of an inappropriate method of accretion of Treasury Stripped Securities, the registrant determined it was appropriate to restate the Fixed Income Fund's Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and certain financial highlights for the period ended August 31, 2006 included in this report and for the periods ended February 28, 2007 and August 31, 2007. The effects of the restatement were to reduce income earned with an offsetting change in unrealized appreciation on investments and/or net realized capital gains. The impact on the Advisers Fund was determined to be immaterial, so it was determined that a restatement was not necessary. As noted above, the use of the incorrect accretion method had no impact on the net assets, net asset value per share or the total return of either Fund.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to material affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to the second fiscal quarter of the period covered by this report and the initial filing of this report, the registrant enhanced its controls and procedures relating to the recording and monitoring of the accretion of discount on United States Treasury Stripped Securities and similar type securities.


Item 12.      EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit EX-99.CERT.


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisers Family of Funds
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Arnold Van Den Berg
                          ------------------------------------------------------
                          Arnold Van Den Berg, Chairman and President

Date  May 14, 2008
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Arnold Van Den Berg
                          ------------------------------------------------------
                          Arnold Van Den Berg, Chairman and President

Date  May 14, 2008
     ----------------


By (Signature and Title)* /s/ James D. Brilliant
                          ------------------------------------------------------
                          James D. Brilliant, Treasurer

Date  May 14, 2008
     ----------------



* Print the name and title of each signing officer under his or her signature.